                        Supplement Dated November 1, 1997
              to Prospectus and Statement of Additional Information
                                 Dated May 1, 1997
                                       for
              IQ The SMARTAnnuity Flexible Premium Variable Annuity
               issued by National Integrity Life Insurance Company
                                       and
                      Funded Through Its Separate Account I

                          THIS SUPPLEMENT MODIFIES THE
                PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
                        AND SHOULD BE READ AND RETAINED

 (Not yet applicable in all states - please consult your contract for details.)


We will pay a death benefit to the Annuitant's surviving beneficiary (or beneficiaries, in equal shares) if the last Annuitant dies before annuity payments have started. If the Annuitant dies at or over age 90 (or after the Contract's 10th anniversary date, if later), the death benefit is the contract account value at the end of the business day on which we receive due proof of death. Similarly, if the Contract was issued on or after the youngest Annuitant's 86th birthday, the death benefit is the contract account value at the end of the business day on which we receive due proof of death.

For Contracts issued before the Annuitant's 86th birthday, if the Annuitant dies before age 90 (or the Contract's 10th anniversary date, if later) before annuity payments have started, the death benefit is the highest of:

    a) the contract account value at the end of the business day on which we receive due proof of death;
    b)   the total of all contributions; and
    c) the highest contract account value on any contract anniversary which occurred prior to the Annuitant's 81st birthday and prior to the Annuitant's death, plus any subsequent contributions;

each reduced on a pro rata basis for prior withdrawals (after being adjusted for any applicable market value adjustments and/or charges). The amount of the reduction will be determined by dividing the amount of the withdrawal by the annuity account value on the transaction date and multiplying this percentage by the then current guaranteed minimum death benefit.

Death benefits (and benefit distributions required because of a separate Owner's death) can be paid in a lump sum or as an annuity. If no benefit option is selected for the beneficiary at the Annuitant's death, the beneficiary can select an option.

The beneficiary of the death benefit under a contract is selected by the Owner. An Owner may change beneficiaries by submitting the appropriate form to the Administrative Office. If no Annuitant's beneficiary survives the Annuitant, then the death benefit is generally paid to the Annuitant's estate. No death benefit will be paid after the Annuitant's death if there is a contingent Annuitant. In that case, the contingent Annuitant becomes the new Annuitant under the contract.

Effective November 1, 1997, the maximum issue age for the Annuitant is 82 years old. It is National Integrity's intention, subject to obtaining all necessary regulatory approvals, to make this new death benefit retroactive to all contracts issued on or after January 1, 1997.

                          Supplement Dated November 17, 1997
                to Prospectus and Statement of Additional Information
                                   Dated May 1, 1997
                                         for
                  GrandMaster III Flexible Premium Variable Annuity
                 issued by National Integrity Life Insurance Company
                                         and
                        Funded Through Its Separate Account I

                            THIS SUPPLEMENT MODIFIES THE
                  PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
                          AND SHOULD BE READ AND RETAINED



The Moderate Model of the Ibbotson Asset Allocation and Rebalancing Program under Part 8 -Additional Information is replaced with the following:

              MODERATE MODEL

              Fund                          Allocation Percentage
              ----                          ----------------------
              VIP III Balanced                        0%
              VIP Equity Income                      25%
              VIP Growth                             10%
              VIP II Index 500                       15%
              VIP Overseas                           15%
              VIP II Investment Grade Bond           15%
              GRO - 3 Year                           20%
                                                    ---
                                                    100%

                          Supplement Dated November 17, 1997
                to Prospectus and Statement of Additional Information
                                   Dated May 1, 1997
                                         for
                IQ The SMARTAnnuity Flexible Premium Variable Annuity
                 issued by National Integrity Life Insurance Company
                                         and
                        Funded Through Its Separate Account I

                            THIS SUPPLEMENT MODIFIES THE
                  PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION
                           AND SHOULD BE READ AND RETAINED



The Moderate Model of the Ibbotson Asset Allocation and Rebalancing Program under Part 8 -Additional Information is replaced with the following:

              MODERATE MODEL

              Fund                          Allocation Percentage
              ----                          ---------------------
              VIP III Balanced                        0%
              VIP Equity Income                      25%
              VIP Growth                             10%
              VIP II Index 500                       15%
              VIP Overseas                           15%
              VIP II Investment Grade Bond           15%
              GRO - 3 Year                           20%
                                                    ---
                                                    100%

                          Supplement Dated October 30, 1997
                         to Prospectus Dated May 1, 1997 for
                IQ The SMARTAnnuity Flexible Premium Variable Annuity
               issued by National Integrity Life Insurance Company and
                        Funded Through Its Separate Account I

                       THIS SUPPLEMENT MODIFIES THE PROSPECTUS
                           AND SHOULD BE READ AND RETAINED

Appendix A - Illustration of a Market Value Adjustment of the Prospectus is replaced with the following:

              ILLUSTRATION OF A MARKET VALUE ADJUSTMENT

              Contribution:                      $50,000.00

              GRO Account duration:               7 Years

              Guaranteed Interest Rate:     5% Annual Effective Rate

The following examples illustrate how the Market Value Adjustment may affect the values of a contract upon a withdrawal. The 5% assumed Guaranteed Interest Rate is the same rate used in the Example under "Table of Annual Fees and Expenses" in this Prospectus. In these examples, the withdrawal occurs three years after the initial contribution. The Market Value Adjustment operates in a similar manner for transfers.

The GRO Value for this $50,000 contribution is $70,355.02 at the expiration of the GRO Account. After three years, the GRO Value is $57,881.25. It is also assumed, for the purposes of these examples, that no prior partial withdrawals or transfers have occurred.

The Market Value Adjustment will be based on the rate we are then crediting (at the time of the withdrawal) on new contributions to GRO Accounts of the same duration as the time remaining in your GRO Account, rounded to the next higher number of complete months. If we do not declare a rate for the exact time remaining, we will interpolate between the Guaranteed Interest Rates for GRO Accounts of durations closest to (next higher and next lower) the remaining period described above. Three years after the initial contribution, there would have been four years remaining in your GRO Account.

EXAMPLE OF A DOWNWARD MARKET VALUE ADJUSTMENT:

A downward Market Value Adjustment results from a full or partial withdrawal that occurs when interest rates have increased. Assume interest rates have increased three years after the initial contribution and we are then crediting 6.25% for a four-year GRO Account. Upon a full withdrawal, the Market Value Adjustment, applying the above formula would be:

                           48/12                      48/12
    -0.0551589 = [(1 + .05)      / (1 + .0625 + .0025)      ] - 1

The Market Value Adjustment is a reduction of $3,192.67 from the GRO Value:

    -$3,192.67 = -0.0551589 X $57,881.25

Thus, the amount payable on a full withdrawal (the Market Adjusted Value) would be:

         $54,688.58 = $57,881.25 - $3,192.67

If instead of a full withdrawal, $20,000 was requested, we would first determine the free withdrawal amount:

    $5,788.13 = $57,881.25 X .10

The non-free amount would be:

    $14,211.87 = $20,000.00 - $5,788.13

The Market Value Adjustment, which is only applicable to the non-free amount, would be

    - $783.91 = -0.0551589 X $14,211.87

Thus, the total amount needed to provide $20,000 after the Market Value Adjustment would be:

    $20,783.91 = $20,000.00 + $783.91

The ending Account Value would be:

    $37,097.34 = $57,881.25 - $20,783.91

EXAMPLE OF AN UPWARD MARKET VALUE ADJUSTMENT:

An upward Market Value Adjustment results from a full or partial withdrawal that occurs when interest rates have decreased. Assume interest rates have decreased three years after the initial contribution and we are then crediting 4% for a four-year GRO Account. Upon a full withdrawal, the Market Value Adjustment, applying the formula set forth in the prospectus, would be:

                         48/12                    48/12
    .0290890 = [(1 + .05)      / (1 + .04 + .0025)      ] - 1

The Market Value Adjustment is an increase of $1,683.71 to the GRO Value:

    $1,683.71 = .0290890 X $57,881.25

The Market Adjusted Value would be:

    $59,564.96 = $57,881.25 + $1,683.71

Thus, the amount payable on a full withdrawal would be:

    $59,564.96 = $57,881.25 + $1,683.71

If instead of a full withdrawal, $20,000 was requested, the free withdrawal amount and non-free amount would first be determined as above:

       Free Amount =    $ 5,788.13

     Non-Free Amount =    $14,211.87

The Market Value Adjustment would be:

    $413.41 = .0290890 X $14,211.87

Thus, the total amount needed to provide $20,000 after the Market Value Adjustment would be:

    $19,586.59 = $20,000.00 - $413.41

The ending Account Value would be:

    $38,294.66 = $57,881.25 - $19,586.59

Actual Market Value Adjustments may have a greater or lesser impact than shown in the examples, depending on the actual change in interest crediting rate and the timing of the withdrawal or transfer in relation to the time remaining in the GRO Account. Also, the Market Value Adjustment can never decrease the Account Value below premium plus 3% interest, before any applicable charges. Account values less than $50,000 will be subject to a $30 annual charge.